EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
EMPLOYEE BENEFIT PLAN
Total provision under government-mandated defined contribution plan	$ 10,417	$ 7,249	$ 4,908